WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	ARGENTINA — 2.3%
217,334	MercadoLibre, Inc.*	$445,960,675
	AUSTRALIA — 1.5%
1,840,076	Atlassian Corp. - Class A*	292,222,469
	BERMUDA — 3.2%
5,651,991	Arch Capital Group Ltd.*	632,344,753
	BRAZIL — 2.5%
36,011,751	NU Holdings Ltd. - Class A*	491,560,401
	CANADA — 6.8%
9,960,861	Canadian Natural Resources Ltd.	330,752,139
7,142,605	Canadian Pacific Kansas City Ltd.	610,978,432
2,222,108	Waste Connections, Inc.	397,357,352
		1,339,087,923
	CHINA — 1.0%
9,056,200	Meituan - Class B*	200,371,294
	DENMARK — 5.5%
9,258,968	Novo Nordisk A.S. - Class B	1,087,858,917
	FRANCE — 8.3%
879,237	L'Oreal S.A.	393,474,216
3,325,566	Safran S.A.	781,419,171
1,687,242	Schneider Electric S.E.	443,595,904
		1,618,489,291
	INDIA — 2.5%
16,668,039	ICICI Bank Ltd. - ADR	497,540,964
	IRELAND — 11.0%
1,271,825	Aon PLC - Class A	440,038,732
9,478,319	Experian PLC	498,118,609
2,669,987	ICON PLC*	767,113,965
1,890,693	STERIS PLC	458,568,680
		2,163,839,986
	ISRAEL — 2.3%
1,628,154	Monday.com Ltd.*	452,252,337

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 4.0%
1,690,063	Ferrari N.V.	$789,536,332
	JAPAN — 2.9%
39,162,000	Mitsubishi Heavy Industries Ltd.	576,973,630
	NETHERLANDS — 9.0%
356,725	Adyen N.V.*	556,926,185
1,008,080	ASM International N.V.	661,356,135
646,959	ASML Holding N.V.	539,078,587
		1,757,360,907
	SINGAPORE — 3.5%
7,320,906	Sea Ltd. - ADR*	690,215,018
	SOUTH KOREA — 2.6%
20,541,132	Coupang, Inc.*	504,284,791
	SWEDEN — 2.9%
1,556,354	Spotify Technology S.A.*	573,563,140
	SWITZERLAND — 1.9%
12,238,352	UBS Group A.G.	376,809,373
	TAIWAN — 4.4%
28,622,000	Taiwan Semiconductor Manufacturing Co., Ltd.	865,538,179
	UNITED KINGDOM — 16.0%
12,899,618	3i Group PLC	569,963,068
4,626,407	AstraZeneca PLC	716,721,983
30,322,528	BAE Systems PLC	501,659,471
11,847,328	Compass Group PLC	379,177,851
1,923,723	Ferguson Enterprises, Inc.	378,057,862
864,912	Linde PLC	412,441,936
25,454,928	Rolls-Royce Holdings PLC*	179,409,599
		3,137,431,770
	UNITED STATES — 1.0%
928,601	EPAM Systems, Inc.*	184,819,457
	TOTAL COMMON STOCKS
	(Cost $13,063,650,928)	18,678,061,607

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 5.2%
$1,031,664,747	UMB Bank, Money Market Special II, 4.68%[1]	$1,031,664,747
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $1,031,664,747)	1,031,664,747
	TOTAL INVESTMENTS — 100.3%
	(Cost $14,095,315,675)	19,709,726,354
	Liabilities in Excess of Other Assets — (0.3)%	(62,779,609)
	TOTAL NET ASSETS — 100.0%	$19,646,946,745

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.